Balances and transactions with related parties:	12 Months Ended
Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Disclosure of related party [text block]
Note 15 - Balances and transactions with related parties:

15.1)	Balances receivable and payable

At December 31, 2017 and 2018, respectively, the balances receivable from (payable to) related parties shown in the consolidated statement of financial position are comprised as follows:

	2017		2018
Accounts receivable:
Autobuses de Oriente ADO, S. A. de C. V. (Shareholder/services)	Ps	47	Ps	538
Autobuses Golfo Pacífico, S. A. de C. V. (Shareholder/services)		390		271

	Ps	437	Ps	809

(*) Accounts payable and accumulated expenses (Note 10):
Inversiones y Técnicas Aeroportuarias, S. A. de C. V.
(Shareholder/technical assistance)	Ps	(82,771)	Ps	(96,643)
Sociedad Operadora Airplan, S. A.
(Shareholder/technical assistance)		(4,133)
Lava Tap de Chiapas, S. A. de C. V.
(Key Management personnel/services)		(1,047)		(689)

		(87,951)		(97,332)

Net	Ps	(87,514)	Ps	(96,523)

(*)	These are accounts with terms of less than one year under similar market conditions.

15.2) Transactions with related parties

At December 31, 2016, 2017 and 2018, the transactions shown in the next page were held with related parties, which were set at the same prices and conditions as those that would have been used in comparable operations by third parties.

	2016		2017		2018
Commercial income :
Autobuses de Oriente, S. A. de C. V. (Stockholder)	Ps	9,615	Ps	11,770	Ps	14,455
Autobuses Golfo Pacífico, S. A. de C. V. (Stockholder)		5,947		6,382		7,014
Coordinados de México de Oriente, S. A. de C. V. (Stockholder)		134		139		150

Interest income :
Aerostar (joint venture)		83,483		69,202

Expenses :
Stockholders:
Technical assistance (Note 15.4)		(288,111)		(346,487)		(386,249)

Related parties:
Administrative services
Leasing		(4,825)		(5,019)		(5,232)
Cleaning services		(9,541)		(10,239)		(10,854)
Other		(2,473)		(598)

15.3) Compensation of key personnel

Key personnel include directors, members of the Steering Committee, and Committees.  In the years ended on December 31, 2016, 2017 and 2018, the Company granted the following benefits to the key Management personnel, the Steering Committee and the different Company Committees:

	2016		2017		2018

Short-term salaries and other benefits paid to key personnel (Note 18.17) (*)	Ps	40,062	Ps	84,642	Ps	119,202
Fees paid to the Board of Directors and Committees		4,766		4,974		8,695

(*)
In 2018, 2017 and 2016, includes cost of Ps
53,268
, Ps
34,879
, and Ps
16,350
and Ps
3,268
, respectively by key personnel of directors of Aerostar and Airplan, who as of June 1, 2018 and October 19, 2017, respectively, were consolidated into the Company.

15.4) Technical assistance agreement

With regard to the sale of series “BB” shares to ITA held in 1998, the Company signed a technical assistance agreement with ITA, whereby the latter company and its stockholders agreed to provide management and consulting services and transfer knowledge and experience in the industry and technology to the Company in exchange for compensation.

The agreement is for an initial term of 15 years and renews automatically for subsequent five year periods, unless one of the parts issues the other a cancellation notice within a determined term prior to the programmed expiration date. The Company can only exercise its termination right through a resolution of the shareholders.
  ITA began to provide its services under said contract on April 19, 1999.

In accordance with the contract, the Company agreed to pay an annual compensation equivalent to the higher of a fixed amount or 5% of the consolidated income of the Company before deducting the compensation for technical assistance and before the comprehensive financial result, income tax, depreciation and amortization, determined in accordance with financial reporting standards applicable in Mexico. Beginning in 2003, the minimum fixed amount is of USD2 million (Ps29.4 million pesos).

The minimum fixed amount will increase annually by the inflation rate of the United States plus the added value tax over the amount of the payment. The Company entered into an amendment agreement for technical assistance and transfer of knowledge, which establishes that the compensation will be paid on a quarterly basis beginning in January 1, 2008, and that such payments are to be deducted from the annual compensation.

At December 31, 2016, 2017 and 2018, the expenses for technical assistance amounted to Ps
288,111
, Ps
344,487
 and Ps
386,249
, respectively which are recorded in the consolidated comprehensive income statement within the aeronautical and non-aeronautical service cost line.  ITA also has the right to refund the expenses incurred during the provision of the services specified in the agreement.  The ITA series “BB” shares were put in a trust in order to ensure compliance with the technical assistance agreement, among other things.